Property and Equipment, Net (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Property and Equipment, Net (Textual)
Depreciation and amortization	$ 131,024	$ 121,934	$ 118,857